Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

7. Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Raw materials	258,712	248,969
Work-in-process	1,026,872	1,083,932
Finished products	532,556	353,514

Inventories, gross	1,818,140	1,686,415
Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

Inventories, net	1,624,627	1,497,180

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Balance at beginning of year	(189,235)	(205,206)
Addition for the year	(60,300)	(55,691)
Effect of exchange rates	(883)	(4,148)
Utilization of the provision	56,905	75,810

Allowance for obsolescence and/or lower market value	(193,513)	(189,235)

In 2011, the addition for the year is recorded in cost of sales for an amount of EUR 60.0 million and R&D costs for an amount of EUR 0.3 million (2010: cost of sales EUR 49.0 million and R&D costs for an amount of EUR 6.7 million). The 2011 additions for the year mainly relate to obsolete parts due to technological developments and design changes which resulted in obsolescence of certain parts.

Utilization of the provision mainly relates to sale and scrap of impaired inventories. In 2011 ASML made EUR 4.5 million profit on the sale of inventories that had been previously written down (2010: EUR 68.7 million).